EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined Contribution Plan, Cost	$ 20,093	$ 21,583	$ 79,676